Warrants	12 Months Ended
Nov. 30, 2022
Warrants
Warrants

15. Warrants

All of the Company’s outstanding warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC 480.Topic 480 Distinguishing Liabilities from Equity. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

The following table provides information on the 21,160,314 warrants, including 2018 Firm Warrants, outstanding and exercisable as of November 30, 2022:

	Exercise	Number		Shares issuable
Warrant	price ($)	outstanding	Expiry	upon exercise

2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,160,314		21,160,314

During the years ended November 30, 2022 and 2021, there were no cash exercises in respect of warrants and no cashless exercise of warrants, resulting in the issuance of Nil common shares, respectively.

Details of warrant transactions for the years ended November 30, 2022 and 2021 are as follows:

	Outstanding, December 1, 2021	Issued	Expired	Exercised	Outstanding, November 30, 2022
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	21,160,314	-	-	-	21,160,314
	Outstanding, December 1, 2020	Issued	Expired	Exercised	Outstanding, November 30, 2021
June 2016 Warrants	277,478	-	(277,478)	-	-
March 2018 Warrants	441,666	-	(441,666)	-	-
March 2018 Placement
Agent Warrants	44,166	-	(44,166)	-	-
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	21,923,624	-	(763,310)	-	21,160,314